Subsidiaries (Details)		12 Months Ended
		Mar. 31, 2018		Mar. 31, 2017
Amira Nature Foods Ltd
Disclosure of subsidiaries [line items]
Name of subsidiary	[1]	Amira Nature Foods Ltd		Amira Nature Foods Ltd
Principal activity		Non-operating		Non-operating
Place of incorporation and operation		Mauritius		Mauritius
Proportion of ownership interest held by the Group		100.00%		100.00%
Proportion of voting power held by the Group		100.00%		100.00%
Amira I Grand Foods Inc.
Disclosure of subsidiaries [line items]
Name of subsidiary	[1]	Amira I Grand Foods Inc.		Amira I Grand Foods Inc.
Principal activity		Non-operating		Non-operating
Place of incorporation and operation		BVI		BVI
Proportion of ownership interest held by the Group		100.00%		100.00%
Proportion of voting power held by the Group		100.00%		100.00%
Amira Grand I Foods Inc
Disclosure of subsidiaries [line items]
Name of subsidiary	[2]	Amira Grand I Foods Inc	[1]	Amira Grand I Foods Inc
Principal activity		Non-operating		Non-operating
Place of incorporation and operation		USA		USA
Proportion of ownership interest held by the Group		100.00%		100.00%
Proportion of voting power held by the Group		100.00%		100.00%
Amira K.A. Foods International DMCC
Disclosure of subsidiaries [line items]
Name of subsidiary	[1],[2]	Amira K.A. Foods International DMCC		Amira K.A. Foods International DMCC
Principal activity		Non-operating		Non-operating
Place of incorporation and operation		UAE		UAE
Proportion of ownership interest held by the Group		100.00%		100.00%
Proportion of voting power held by the Group		100.00%		100.00%
Amira G Foods Limited
Disclosure of subsidiaries [line items]
Name of subsidiary	[1]	Amira G Foods Limited		Amira G Foods Limited
Principal activity		Selling packaged Indian specialty rice, primarily basmati rice		Selling packaged Indian specialty rice, primarily basmati rice
Place of incorporation and operation		United Kingdom		United Kingdom
Proportion of ownership interest held by the Group		100.00%	[3]	80.40%	[4]
Proportion of voting power held by the Group		100.00%	[3]	80.40%	[4]
Amira Basmati Rice Gmb H EUR
Disclosure of subsidiaries [line items]
Name of subsidiary	[1],[5]	Amira Basmati Rice GmbH EUR		Amira Basmati Rice GmbH EUR
Principal activity		Processing and selling packaged specialty rice		Processing and selling packaged specialty rice
Place of incorporation and operation		Germany		Germany
Proportion of ownership interest held by the Group		100.00%	[3]	80.40%	[4]
Proportion of voting power held by the Group		100.00%	[3]	80.40%	[4]
Basmati Rice North America LLC
Disclosure of subsidiaries [line items]
Name of subsidiary	[1]	Basmati Rice North America LLC		Basmati Rice North America LLC
Principal activity		Selling packaged specialty rice		Selling packaged specialty rice
Place of incorporation and operation		USA		USA
Proportion of ownership interest held by the Group		100.00%	[3]	80.40%	[4]
Proportion of voting power held by the Group		100.00%	[3]	80.40%	[4]
Amira Pure Foods Private Limited
Disclosure of subsidiaries [line items]
Name of subsidiary	[1],[6]	Amira Pure Foods Private Limited		Amira Pure Foods Private Limited
Principal activity		Processing and selling packaged Indian specialty rice, primarily basmati rice and other food products		Processing and selling packaged Indian specialty rice, primarily basmati rice and other food products
Place of incorporation and operation		India		India
Proportion of ownership interest held by the Group	[4]	80.40%		80.40%
Proportion of voting power held by the Group	[4]	80.40%		80.40%
Amira I Grand Foods Inc.
Disclosure of subsidiaries [line items]
Name of subsidiary	[1]	Amira I Grand Foods Inc.		Amira I Grand Foods Inc.
Principal activity		Selling packaged Indian specialty rice, primarily basmati rice		Selling packaged Indian specialty rice, primarily basmati rice
Place of incorporation and operation		USA		USA
Proportion of ownership interest held by the Group		80.40%		80.40%
Proportion of voting power held by the Group		80.40%		80.40%
Amira C Foods International DMCC ("Amira Dubai")
Disclosure of subsidiaries [line items]
Name of subsidiary	[1]	Amira C Foods International DMCC ("Amira Dubai")		Amira C Foods International DMCC ("Amira Dubai")
Principal activity		Selling packaged Indian specialty rice, primarily basmati rice and other food products		Selling packaged Indian specialty rice, primarily basmati rice and other food products
Place of incorporation and operation		UAE		UAE
Proportion of ownership interest held by the Group	[4]	80.40%		80.40%
Proportion of voting power held by the Group	[4]	80.40%		80.40%
Amira Foods Pte. Ltd.
Disclosure of subsidiaries [line items]
Name of subsidiary	[1]	Amira Foods Pte. Ltd.		Amira Foods Pte. Ltd.
Principal activity		Selling packaged Indian specialty rice, primarily basmati rice and other food products		Selling packaged Indian specialty rice, primarily basmati rice and other food products
Place of incorporation and operation		Singapore		Singapore
Proportion of ownership interest held by the Group	[4]	80.40%		80.40%
Proportion of voting power held by the Group	[4]	80.40%		80.40%
Amira Ten Nigeria Limited
Disclosure of subsidiaries [line items]
Name of subsidiary	[1]	Amira Ten Nigeria Limited		Amira Ten Nigeria Limited
Principal activity		No operations		No operations
Place of incorporation and operation		Nigeria		Nigeria
Proportion of ownership interest held by the Group	[4]	80.40%		80.40%
Proportion of voting power held by the Group	[4]	80.40%		80.40%
Amira Foods (Malaysia) SDN. BHD.
Disclosure of subsidiaries [line items]
Name of subsidiary	[1]	Amira Foods (Malaysia) SDN. BHD.		Amira Foods (Malaysia) SDN. BHD.
Principal activity		Selling packaged Indian specialty rice, primarily basmati rice and other food products		Selling packaged Indian specialty rice, primarily basmati rice and other food products
Place of incorporation and operation		Malaysia		Malaysia
Proportion of ownership interest held by the Group	[4]	80.40%		80.40%
Proportion of voting power held by the Group	[4]	80.40%		80.40%

[1]	A new company named Amira International Finance B.V. has been incorporated in Netherlands on July 30, 2018. Amira International Finance B.V. is a 100% owned subsidiary of Amira Nature Foods Limited.
[2]	Formed during the year ended March 31, 2015
[3]	From August 1, 2017
[4]	These entities are 100% owned by an intermediary subsidiary APFPL wherein the Group holds 80.4% of shareholding as at March 31, 2016 and 2015
[5]	Formerly known as Basmati Rice GmbH Europe
[6]	The Non-controlling interest (NCI) is computed using 7,005,434 shares (assuming exchange under the' exchange agreement').